Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Schedule of cash and cash equivalent balances

(in thousands)	December 31, 2018	December 31, 2017
Cash and cash equivalents in domestic accounts	$405,535	396,577
Cash and cash equivalents in foreign accounts	65,621	53,780
Total cash and cash equivalents	471,156	450,357
Restricted cash included in other assets	3,123	1,013
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$474,279	451,370